RELATED PARTY TRANSACTIONS - Sales of Goods and Integrated Solutions To Related Parties (Details) - Goods And Services [Member] - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Related Party Transaction [Line Items]
Other income from related parties	$ 6,306	$ 9,632	$ 3,230
China Techenergy [Member]
Related Party Transaction [Line Items]
Other income from related parties	5,118	8,458	1,711
Hollycon [Member]
Related Party Transaction [Line Items]
Other income from related parties	221	866	1,302
Ningbo Hollysys [Member]
Related Party Transaction [Line Items]
Other income from related parties	967	308	179
HuNan LingXiang [Member]
Related Party Transaction [Line Items]
Other income from related parties	$ 0	$ 0	$ 38